USAA Global Managed Volatility Fund
USAA Global Managed Volatility Fund
INVESTMENT OBJECTIVE
The USAA Global Managed Volatility Fund (the Fund) seeks to attain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Managed Volatility Fund Shares
Shareholder Fees USAA Global Managed Volatility Fund	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses USAA Global Managed Volatility Fund		Global Managed Volatility Fund Shares	Global Managed Volatility Fund Institutional Shares
Management Fees		0.60%	0.60%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.74%	0.22%
Acquired Fund Fees and Expenses		0.20%	0.20%
Total Annual Operating Expenses	[1]	1.54%	1.02%
Reimbursement from Adviser	[2]	(0.44%)	(0.02%)
Total Annual Operating Expenses After Reimbursement		1.10%	1.00%
[1]	(a) The total annual operating expenses for the Fund Shares and Institutional Shares may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund Shares and Institutional Shares and do not include acquired fund fees and expenses.
[2]	(b) The Adviser has agreed, through November 24, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund Shares and Institutional Shares (exclusive of the commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% and 0.80%, respectively, of the Fund Shares' and Institutional Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after November 24, 2015.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 invest-ment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Fund Shares and Institutional Shares is not continued beyond one year.

Expense Example USAA Global Managed Volatility Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Global Managed Volatility Fund Shares	92	424	779	1,780
Global Managed Volatility Fund Institutional Shares	82	303	542	1,228

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year (or the most recent fiscal period with respect to the Fund Shares), the Fund's portfolio turnover rate was 92% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund employs several strategies across multiple asset classes in seeking to achieve its objective. The Fund's principal strategy is to combine a portfolio of domestic and foreign equity securities with the use of alternative investment strategies to provide growth with greater downside risk controls. The Fund may invest in multiple asset classes including U.S. stocks, non-U.S. stocks in developed and emerging markets, and fixed-income securities. The Fund will move its allocation between these asset classes to take advantage of opportunities and to manage risk. Diversification in the Fund's portfolio is designed to reduce volatility in the Fund's returns over a range of market environments.

This Fund is intended to be primarily invested in stocks and exchange-traded funds (ETFs) that invest primarily in stocks, and may at times be fully invested in ETFs. However, there are times when bond markets will provide opportunities for what the Adviser believes to be stock-like returns with equal or less market risk. These bond market opportunities (including opportunities in the high-yield bond markets) will be considered along with stocks and ETFs in seeking to enhance the performance of the Fund.

In an attempt to further reduce the Fund's volatility over time, the Fund may implement an option-based risk-management strategy. This strategy involves purchasing and selling options on component indices or corresponding ETFs. This option strategy may not fully protect the Fund against declines in the value of its portfolio, and the Fund could experience a loss.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund is subject to the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The Fund could experience a loss in the options portion of the portfolio. When it sells index or corresponding ETF call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index or corresponding ETF put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, which increases exposure to a market decline. When the Fund simultaneously sells index put options to fund the purchases, resulting in an index put spread, the Fund has increased exposure to further market decline when it falls below the strike of the short index put option.

Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

The risk of investing in the types of securities whose market is generally less liquid than the market for higher-quality securities is referred to as market illiquidity. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

To implement the Fund's principal investment strategies, the Fund's securities may need to be actively and frequently traded. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would if it did not reallocate assets among the asset classes from time to time. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its share-holders, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.

An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Institutional Shares' volatility and performance from year to year for each full calendar year since the Fund's inception. The table shows how the Institutional Shares' average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHARTAnnual Returns For Periods Ended December 31

THREE-MONTH YTD TOTAL RETURN
0.45% (3/31/14)
BEST QUARTER*	WORST QUARTER*
13.59% 2nd Qtr. 2009	-11.40% 3rd Qtr. 2011
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Institutional Shares and may differ for the Fund Shares.

Average Annual Total Returns USAA Global Managed Volatility Fund	Past 1 Year	Past 5 Years	Since Inception	Inception Date
Global Managed Volatility Fund Institutional Shares	12.17%	7.73%	4.33%	Jul. 31, 2008
Global Managed Volatility Fund Institutional Shares Return After Taxes on Distributions	12.14%	7.36%	3.97%	Jul. 31, 2008
Global Managed Volatility Fund Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	6.91%	6.22%	3.49%	Jul. 31, 2008
Global Managed Volatility Fund Institutional Shares MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)	22.80%	14.91%	7.16%	Jul. 31, 2008
Global Managed Volatility Fund Institutional Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%	Jul. 31, 2008